GOING CONCERN	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the accompanying financial statements, the Company has not generated any revenues since inception, has a working capital deficiency of $58,115 and has an accumulated deficit of $202,740. These circumstances, among others, raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s management recognizes that the Company must generate sales and additional resources to enable it to continue to develop its operations. The Company expects to officially commence sales of its products in August of 2015. Based on increased demand for internet services in China, including internet security and big data integration, the Company’s management team expects a healthy growth in its business. The Company’s management intends to raise additional financing through debt and equity financing or through other means that it deems necessary, with a view to moving forward and sustaining prolonged growth in its initial phases. However, no assurance can be given that the Company will be successful in raising additional capital.

Datasea [Member]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying unaudited consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the accompanying unaudited consolidated financial statements, the Company has not generated any revenues since inception and has an accumulated deficit of $762,626 at December 31, 2015. These circumstances, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s management recognizes that the Company must generate sales and additional resources to enable it to continue to develop its operations. The Company expects to officially commence sales of its products in January 2016. Based on increased demand for internet services in China, including internet security and big data integration, the Company’s management team expects a healthy growth in its business. The Company’s management intends to raise additional financing through debt and equity financing or through other means that it deems necessary, with a view to moving forward and sustaining prolonged growth in its initial phases. However, no assurance can be given that the Company will be successful in raising additional capital.